UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

Sanford C. Bernstein Fund, Inc. II - Intermediate Duration

Institutional Portfolio

PORTFOLIO OF INVESTMENTS

December 31, 2007

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE—21.5%
CORPORATES—21.5%
Financial Institutions—10.0%
Banking—3.9%
Bank of America Corp.
3.375%, 2/17/09(a)	$1,270	$1,253,561
4.50%, 8/01/10(a)	55	55,027
Barclays Bank PLC
8.55%, 9/29/49(a)(b)(c)	1,400	1,474,613
BK Tokyo-Mitsub UFJ NY
7.40%, 6/15/11(a)	280	302,832
BOI Capital Funding Number 2
5.571%, 2/01/49(a)(c)	300	259,134
Citicorp
6.375%, 11/15/08(a)	494	500,704
Citigroup, Inc.
3.625%, 2/09/09(a)	2,795	2,757,533
5.00%, 9/15/14(a)	3,721	3,545,533
5.286%, 6/09/09(a)(b)	15	14,885
5.30%, 1/07/16(a)	20	19,612
6.50%, 1/18/11(a)	45	46,990
JP Morgan Chase & Co.
3.50%, 3/15/09(a)	2,795	2,749,595
6.25%, 1/15/09(a)	2,519	2,549,414
6.75%, 2/01/11(a)	130	136,499
Marshall & Ilsley Corp.
4.375%, 8/01/09(a)	2,182	2,160,856
5.626%, 8/17/09(a)	1,307	1,319,998
Mitsubishi UFG Capital Finance 1, Ltd.
6.346%, 7/29/49(a)	615	582,487
National City Bank of Pennsylvania
6.25%, 3/15/11(a)	2,680	2,755,898
RBS Capital Trust III
5.512%, 9/29/49(a)(b)	2,075	1,907,548
Resona Bank, Ltd.
5.85%, 4/15/16(a)(c)	240	223,117
Resona Preferred Global Securities
7.191%, 7/30/15(a)(b)(c)	450	446,507

1 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Royal Bank of Scotland Group PLC
5.00%, 10/01/14(a)	$30	$29,359
6.40%, 4/01/09(a)	1,832	1,865,394
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15(a)(b)(c)	410	382,833
The Huntington National Bank Senior Note
4.375%, 1/15/10(a)	980	974,104
UBS Preferred Funding Trust I
8.622%, 10/01/10(a)	1,310	1,411,623
UFJ Finance Aruba AEC
6.75%, 7/15/13(a)	500	543,185
Union Bank of California NA
5.95%, 5/11/16(a)	2,790	2,678,143
US Bancorp
5.30%, 4/28/09(a)	2,750	2,777,558
Wachovia Capital Trust III
5.80%, 8/29/49(a)	1,285	1,148,212
Wachovia Corp.
3.625%, 2/17/09(a)	2,800	2,742,054
5.35%, 3/15/11(a)	15	15,189
5.625%, 12/15/08(a)	1,190	1,187,688
Washington Mutual, Inc.
4.00%, 1/15/09(a)	115	108,289
4.20%, 1/15/10(a)	221	197,433
Wells Fargo & Co. Senior Note
4.20%, 1/15/10(a)	990	983,745
Zions Bancorporation
5.50%, 11/16/15(a)	875	820,573

		42,927,725

Brokerage—2.0%
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14(a)	680	632,874
5.75%, 1/03/17(a)	462	443,818
6.20%, 9/26/14(a)	1,085	1,105,038
6.50%, 7/19/17(a)	838	847,936
7.875%, 11/01/09(a)	965	1,005,770
Merrill Lynch & Co., Inc.
4.125%, 1/15/09-9/10/09(a)	1,952	1,923,105
6.00%, 2/17/09(a)	776	782,336
6.05%, 5/16/16(a)	879	863,680
The Bear Stearns Cos., Inc.
5.55%, 1/22/17(a)	2,590	2,321,192
5.70%, 11/15/14(a)	2,930	2,778,513

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 2

	Principal Amount (000)	U.S. $ Value
7.625%, 12/07/09(a)	$2,670	$2,744,693
The Goldman Sachs Group, Inc.
3.875%, 1/15/09(a)	2,161	2,138,867
4.75%, 7/15/13(a)	685	670,953
5.125%, 1/15/15(a)	815	800,615
6.65%, 5/15/09(a)	2,635	2,706,016
7.35%, 10/01/09(a)	584	610,127

		22,375,533

Finance—3.1%
American Express Centurion Bank
4.375%, 7/30/09(a)	1,730	1,722,430
American Express Co.
4.75%, 6/17/09(a)	1,242	1,242,371
American General Finance Corp. Medium-Term Note
4.625%, 5/15/09(a)	2,385	2,378,589
Capital One Bank
4.25%, 12/01/08(a)	1,040	1,017,698
5.00%, 6/15/09(a)	2,750	2,724,700
Capital One Financial Corp.
5.50%, 6/01/15(a)	321	296,081
6.75%, 9/15/17(a)	308	295,409
CIT Group, Inc.
5.125%, 9/30/14(a)	555	488,883
5.85%, 9/15/16(a)	2,380	2,101,257
7.625%, 11/30/12(a)	2,270	2,300,886
Countrywide Financial Corp.
5.80%, 6/07/12(a)	461	336,760
6.25%, 5/15/16(a)	1,976	1,137,322
Countrywide Home Loans, Inc. Medium-Term Note, Series L
4.00%, 3/22/11(a)	1,525	1,101,132
General Electric Capital Corp.
6.75%, 3/15/32(a)	1,455	1,651,982
HSBC Finance Corp.
5.875%, 2/01/09(a)	1,195	1,205,098
6.50%, 11/15/08(a)	2,700	2,729,643
7.00%, 5/15/12(a)	1,350	1,414,479
International Lease Finance Corp.
3.50%, 4/01/09(a)	2,795	2,747,194
6.375%, 3/15/09(a)	2,695	2,725,470
iStar Financial, Inc.
5.15%, 3/01/12(a)	665	574,704
5.65%, 9/15/11(a)	1,555	1,389,584
SLM Corp.

3 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
4.50%, 7/26/10(a)	$30	$27,516
5.375%, 1/15/13(a)	2,520	2,254,259

		33,863,447

Insurance—0.7%
Allstate Life Global Funding Trusts
4.50%, 5/29/09(a)	1,216	1,219,816
Assurant, Inc.
5.625%, 2/15/14(a)	690	675,215
Humana, Inc. Senior Note
6.30%, 8/01/18(a)	785	768,389
Liberty Mutual Group
5.75%, 3/15/14(a)(c)	855	870,746
MetLife, Inc.
5.00%, 11/24/13(a)	780	779,445
5.375%, 12/15/12(a)	10	10,079
The Allstate Corp.
6.125%, 5/15/37(a)	2,400	2,315,563
UnitedHealth Group, Inc.
4.125%, 8/15/09(a)	884	878,757

		7,518,010

Real Estate Investment Trust—0.3%
Simon Property Group LP
5.00%, 3/01/12(a)	2,795	2,726,274

		2,726,274

		109,410,989

Industrial—10.0%
Basic—0.9%
International Paper Co.
5.30%, 4/01/15(a)	1,145	1,117,534
International Steel Group, Inc.
6.50%, 4/15/14(a)	1,075	1,103,838
Lubrizol Corp.
4.625%, 10/01/09(a)	45	45,191
The Dow Chemical Co.
7.375%, 11/01/29(a)	170	186,985
Union Carbide Corp.
7.75%, 10/01/96(a)	735	769,372
United States Steel Corp.
5.65%, 6/01/13(a)	2,782	2,694,848
6.05%, 6/01/17(a)	2,875	2,702,020
Westvaco Corp.
8.20%, 1/15/30(a)	410	438,363

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 4

	Principal Amount (000)	U.S. $ Value
Weyerhaeuser Co.
5.95%, 11/01/08(a)	$860	$866,970
6.75%, 3/15/12(a)	25	26,254

		9,951,375

Capital Goods—0.6%
Boeing Capital Corp. Senior Note
4.75%, 8/25/08(a)	60	60,204
Caterpillar Financial Services Corp.
4.50%, 6/15/09(a)	1,452	1,452,527
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(a)(c)	1,170	1,334,346
Illinois Tool Works, Inc.
5.75%, 3/01/09(a)	1,117	1,135,830
Textron Financial Corp.
4.125%, 3/03/08(a)	1,065	1,063,966
Textron, Inc.
6.375%, 11/15/08(a)	35	35,514
TYCO International Group, SA
6.00%, 11/15/13(a)	1,110	1,140,902
Waste Management, Inc.
6.875%, 5/15/09(a)	100	102,667

		6,325,956

Communications - Media—1.1%
British Sky Broadcasting Group PLC
6.875%, 2/23/09(a)	465	474,037
BSKYB Finance United Kingdom PLC
5.625%, 10/15/15(a)(c)	1,200	1,180,698
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22(a)	1,075	1,367,016
Comcast Cable Communications, LLC
6.20%, 11/15/08(a)	568	572,622
6.875%, 6/15/09(a)	95	97,714
Comcast Corp.
5.30%, 1/15/14(a)	1,110	1,088,469
5.50%, 3/15/11(a)	110	111,051
Cox Enterprises, Inc.
4.375%, 5/01/08(a)(c)	1,155	1,151,290
News America Holdings, Inc.
9.25%, 2/01/13(a)	910	1,063,698
News America, Inc.
6.55%, 3/15/33(a)	710	709,218
R. R. Donnelley & Sons Co.
4.95%, 4/01/14(a)	535	504,398

5 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Time Warner Entertainment Co. Senior Debenture
7.25%, 9/01/08(a)	$60	$60,805
8.375%, 3/15/23(a)	2,355	2,773,943
WPP Finance Corp.
5.875%, 6/15/14(a)	795	846,075

		12,001,034

Communications - Telecommunications—3.0%
AT&T Corp.
7.30%, 11/15/11(a)	1,125	1,218,945
8.00%, 11/15/31(a)	350	429,826
British Telecommunications PLC
8.625%, 12/15/10(a)	130	142,655
Embarq Corp.
6.738%, 6/01/13(a)	155	160,328
7.082%, 6/01/16(a)	4,035	4,157,587
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	1,660	1,797,724
8.75%, 3/01/31(a)	960	1,244,144
Qwest Corp. Senior Note
7.875%, 9/01/11(a)	2,345	2,438,800
8.875%, 3/15/12(a)	1,740	1,861,800
Sprint Capital Corp.
7.625%, 1/30/11(a)	2,710	2,824,088
8.375%, 3/15/12(a)	4,270	4,624,513
Telecom Italia Capital SA
4.00%, 11/15/08-1/15/10(a)	3,390	3,325,639
6.375%, 11/15/33(a)	285	285,439
Telefonos de Mexico SAB de CV
4.50%, 11/19/08(a)	2,465	2,452,922
Verizon Communications, Inc.
4.90%, 9/15/15(a)	945	919,327
Verizon New Jersey, Inc. Debenture
5.875%, 1/17/12(a)	1,270	1,307,843
Vodafone Group PLC
5.50%, 6/15/11(a)	1,760	1,778,675
7.75%, 2/15/10(a)	2,630	2,774,358

		33,744,613

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 6

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive—0.1%
DaimlerChrysler North America Corp.
4.875%, 6/15/10(a)	$590	$587,378

		587,378

Consumer Cyclical - Other—0.6%
Centex Corp.
5.45%, 8/15/12(a)	2,553	2,245,509
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	1,511	1,559,914
7.875%, 5/01/12(a)	1,578	1,676,788
Toll Brothers Finance Corp.
5.15%, 5/15/15(a)	270	245,014
6.875%, 11/15/12(a)	770	752,113

		6,479,338

Consumer Cyclical - Retailers—0.0%
Limited Brands, Inc.
6.90%, 7/15/17(a)	365	352,664

		352,664

Consumer Non-Cyclical—1.9%
Abbott Laboratories
3.50%, 2/17/09(a)	1,370	1,352,032
Altria Group, Inc.
7.75%, 1/15/27(a)	1,365	1,758,651
Baxter FinCo BV
4.75%, 10/15/10(a)	2,428	2,440,516
Bunge, Ltd. Finance Corp.
5.10%, 7/15/15(a)	1,099	1,040,897
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(c)	2,345	2,343,631
ConAgra Foods, Inc.
7.875%, 9/15/10(a)	281	301,612
Fisher Scientific International, Inc.
6.125%, 7/01/15(a)	301	298,993
6.75%, 8/15/14(a)	466	477,630
Kraft Foods, Inc.
4.125%, 11/12/09(a)	195	193,318
5.25%, 10/01/13(a)	765	752,114
Reynolds American, Inc.
7.25%, 6/01/13(a)	2,340	2,475,098
7.625%, 6/01/16(a)	2,355	2,503,356
Safeway, Inc.
4.125%, 11/01/08(a)	606	599,484
5.80%, 8/15/12(a)	15	15,520

7 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
6.50%, 3/01/11(a)	$370	$387,082
Tyson Foods, Inc.
6.85%, 4/01/16(a)	2,435	2,498,687
Wyeth
5.50%, 2/01/14(a)	1,103	1,120,278

		20,558,899

Energy—0.8%
Amerada Hess Corp.
6.65%, 8/15/11(a)	45	47,495
7.875%, 10/01/29(a)	766	906,649
Conoco Funding Co.
6.35%, 10/15/11(a)	25	26,553
ConocoPhillips
6.375%, 3/30/09(a)	1,195	1,221,387
Gaz Capital for Gazprom
6.212%, 11/22/16(a)(c)	4,975	4,826,745
StatoilHydro ASA
6.36%, 1/15/09(a)	803	815,715
Valero Energy Corp.
6.875%, 4/15/12(a)	1,355	1,445,857

		9,290,401

Technology—0.9%
Cisco Systems, Inc.
5.25%, 2/22/11(a)	630	645,913
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	2,612	2,641,137
International Business Machines Corp.
4.375%, 6/01/09(a)	395	398,613
5.375%, 2/01/09(a)	1,221	1,238,276
Motorola, Inc.
6.50%, 9/01/25(a)	1,280	1,243,018
7.50%, 5/15/25(a)	220	234,088
7.625%, 11/15/10(a)	125	133,891
Oracle Corp.
5.25%, 1/15/16(a)	895	893,243
Xerox Corp.
7.625%, 6/15/13(a)	480	500,899
9.75%, 1/15/09(a)	1,779	1,859,786

		9,788,864

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 8

	Principal Amount (000)	U.S. $ Value
Transportation - Railroads—0.1%
Norfolk Southern Corp.
6.20%, 4/15/09(a)	$1,150	$1,174,226

		1,174,226

		110,254,748

Utilities—1.5%
Electric—1.1%
Carolina Power & Light Co.
6.50%, 7/15/12(a)	1,275	1,357,014
Consumers Energy Co. Series C
4.25%, 4/15/08(a)	670	667,749
Exelon Corp.
6.75%, 5/01/11(a)	1,580	1,651,345
FirstEnergy Corp.
6.45%, 11/15/11(a)	1,535	1,585,066
7.375%, 11/15/31(a)	1,570	1,722,664
MidAmerican Energy Holdings Co. Senior Note
5.875%, 10/01/12(a)	480	497,514
NiSource Finance Corp.
7.875%, 11/15/10(a)	675	716,053
Pacific Gas & Electric Co.
4.80%, 3/01/14(a)	1,085	1,054,850
Progress Energy, Inc.
7.10%, 3/01/11(a)	441	469,310
Public Service Co. of Colorado
7.875%, 10/01/12(a)	485	544,270
TXU Australia Holdings Pty, Ltd.
6.15%, 11/15/13(a)(c)	1,150	1,173,443
Wisconsin Energy Corp. 6.25%, 5/15/67(a)	1,219	1,130,477

		12,569,755

Utility - Natural Gas—0.4%
Duke Energy Field Services Corp.
7.875%, 8/16/10(a)	390	418,357
Enterprise Products Operating LP Series B
5.60%, 10/15/14(a)	650	648,696
The Williams Cos., Inc.
7.875%, 9/01/21(a)	655	726,231

9 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
TransCanada Pipelines, Ltd. Subordinated Note
6.35%, 5/15/67(a)	$2,630	$2,465,046

		4,258,330

		16,828,085

Total Corporates—Investment Grade (cost $238,721,376)		236,493,822

MORTGAGE PASS-THRUS—20.2%
FIXED RATE 30-YEAR—15.5%
Federal Gold Loan Mortgage Corp.
4.50%, 8/01/35-11/01/35(a)	14,528	13,740,884
5.50%, 7/01/35(a)	4,110	4,113,109
7.00%, 2/01/37(a)	10,175	10,575,692
Federal National Mortgage Association
4.50%, 5/01/35-8/01/37(a)	29,972	28,404,624
5.00%, 11/01/33-7/01/36(a)	32,382	31,622,381
5.50%, 4/01/33-2/01/35(a)	40,303	40,326,096
6.00%, 9/01/34-4/01/35(a)	8,314	8,454,757
6.50%, 9/01/36(a)	32,486	33,396,994

		170,634,537

NON-AGENCY ARMS—0.7%
Bear Stearns Alt-A Trust
Series 2007-1 Class 21A1
5.728%, 1/25/47(a)(b)	143	137,744
Series 2006-3 Class 22A1
6.218%, 5/25/36(a)(b)	18	17,294
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A4
5.11%, 5/25/35(a)(b)	3,297	3,219,475
Indymac Inda Mortgage Loan Trust
Series 2006-AR2 Class 1A1
5.989%, 9/25/36(a)(b)	260	259,669
Indymac Index Mortgage Loan Trust
Series 2006-AR7 Class 4A1
6.228%, 5/25/36(a)(b)	1,733	1,730,538
Residential Funding Mortgage Securities I, Inc.
Series 2005-SA3 Class 3A
5.235%, 8/25/35(a)(b)	2,221	2,185,007

		7,549,727

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 10

	Principal Amount (000)	U.S. $ Value
AGENCY ARMS—4.0%
Federal Home Loan Mortgage Corp.
5.70%, 1/01/37(a)(b)	$15,542	$15,748,217
5.787%, 12/01/36(a)(b)	57	58,225
5.829%, 12/01/36(a)(b)	669	679,753
5.85%, 12/01/36(a)(b)	48	48,288
5.892%, 12/01/36(a)(b)	165	167,868
5.961%, 12/01/36(a)(b)	28	28,123
6.032%, 11/01/36(a)(b)	118	120,379
6.042%, 3/01/37(a)(b)	54	55,131
6.045%, 12/01/36(a)(b)	76	77,367
6.062%, 9/01/37(a)(b)	5,050	5,142,252
Federal National Mortgage Association
4.51%, 8/01/34(a)(b)	2,058	2,068,351
4.803%, 1/01/36(a)(b)	26	25,755
5.322%, 9/01/35(a)(b)	20	20,327
5.463%, 5/01/36(a)(b)	870	882,541
5.648%, 1/01/37(a)(b)	4,878	4,955,187
5.695%, 12/01/36(a)(b)	28	28,690
5.747%, 12/01/36(a)(b)	200	203,798
5.786%, 8/01/37(a)(b)	3,322	3,390,790
5.799%, 3/01/36(a)(b)	3,130	3,186,217
5.916%, 6/01/36(a)(b)	2,285	2,330,261
6.00%, 5/01/36(a)(b)	3,084	3,148,636
6.025%, 11/01/36(a)(b)	1,846	1,884,536

		44,250,692

Total Mortgage Pass-Thrus (cost $220,501,040)		222,434,956

COMMERCIAL MORTGAGE-BACKED SECURITIES—11.1%

NON-AGENCY FIXED RATE CMBS—11.0%
Banc of America Commercial Mortgage, Inc.
Series 2004-4 Class A3
4.128%, 7/10/42(a)	1,950	1,925,918
Series 2004-6 Class A2
4.161%, 12/10/42(a)	2,855	2,809,637
Series 2005-6 Class A4
5.181%, 9/10/47(a)	120	118,371
Series 2006-5 Class A4
5.414%, 9/10/47(a)	5,255	5,259,238
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	1,751	1,794,426

11 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-T18 Class A4
4.933%, 2/13/42(a)	$2,925	$2,863,200
Series 2005-PWR7 Class A3
5.116%, 2/11/41(a)	50	49,525
Series 2006-PW12 Class A4
5.711%, 9/11/38(a)	1,320	1,354,841
Series 2002-T0P6 Class A2
6.46%, 10/15/36(a)	25	26,262
Commercial Mortgage Pass Through Certificates
Series 2006-C8 Class A2B
5.248%, 12/10/46(a)	240	240,344
Credit Suisse Mortgage Capital Certificates
Series 2006-C4 Class A3
5.467%, 9/15/39(a)	65	65,189
Series 2006-C3 Class A3
6.021%, 6/15/38(a)(b)	1,200	1,239,668
CS First Boston Mortgage Securities Corp.
Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	1,318	1,307,553
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	1,120	1,093,470
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	2,240	2,157,969
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A3FX
4.863%, 7/10/45(a)	2,570	2,556,577
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A4
4.111%, 7/05/35(a)	2,165	2,067,334
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	2,915	2,875,449
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	1,110	1,099,928
Series 2007-GG9 Class A4
5.444%, 3/10/39(a)	3,735	3,720,920
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396%, 8/10/38(a)	2,135	2,150,005
JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
4.302%, 1/15/38(a)	270	265,026
Series 2005-LDP4 Class A2

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 12

	Principal Amount (000)	U.S. $ Value
4.79%, 10/15/42(a)	$2,025	$2,008,967
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	2,395	2,378,798
Series 2005-LDP1 Class A4
5.038%, 3/15/46(a)	2,920	2,837,946
Series 2006-CB17 Class A4
5.429%, 12/12/43(a)	5,530	5,527,134
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	1,405	1,410,010
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	3,740	3,773,897
Series 2007-LD11 Class A2
5.992%, 6/15/49(a)	5,880	6,003,028
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	4,800	4,930,819
LB-UBS Commercial Mortgage Trust
Series 2003-C3 Class A4
4.166%, 5/15/32(a)	3,780	3,615,757
Series 2004-C8 Class A2
4.201%, 12/15/29(a)	2,105	2,073,872
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	1,850	1,797,154
Series 2004-C4 Class A4
5.296%, 6/15/29(a)	3,925	3,976,828
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	1,965	1,923,974
Series 2006-C6 Class A4
5.372%, 9/15/39(a)	4,320	4,309,176
Series 2006-C3 Class A4
5.661%, 3/15/39(a)	220	225,316
Series 2007-C7 Class A3
5.866%, 9/15/45(a)	10,420	10,778,602
Series 2006-C4 Class A4
6.081%, 6/15/38(a)	35	36,525
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A2
4.806%, 9/12/42(a)	3,355	3,338,162
Series 2005-CKI1 Class A6
5.244%, 11/12/37(a)	1,850	1,829,282
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.91%, 6/12/46(a)	2,120	2,201,651
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	3,250	3,162,463
Series 2005-HQ5 Class A4

13 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)		U.S. $ Value
5.168%, 1/14/42(a)		$3,830	$3,809,974
Series 2007-HQ13 Class A3
5.569%, 12/15/44(a)		5,240	5,247,272
Series 2007-T27 Class A4
5.651%, 6/13/42(a)		6,120	6,279,394

			120,516,851

NON-AGENCY ADJUSTABLE RATE CMBS—0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP Class E
5.692%, 3/06/20(a)(b)(c)		1,180	1,137,225

			1,137,225

Total Commercial Mortgage-Backed Securities (cost $121,067,632)			121,654,076

U.S. TREASURIES—9.2%
United States Treasury Bonds
4.50%, 2/15/36(a)(d)		37,675	37,866,314
United States Treasury Notes
4.25%, 11/15/17(a)		24,940	25,374,505
4.875%, 5/31/11(a)		35,770	37,698,217

Total U.S. TREASURIES (cost $99,388,799)			100,939,036

NON-US DOLLAR—8.0%
GOVERNMENT-RELATED - SOVEREIGNS—8.0%
Japan Government
0.70%, 6/20/10(a)	JPY	1,577,900	14,082,328
0.80%, 2/15/09(a)		4,715,000	42,299,351
Poland Government
6.00%, 11/24/10(a)	PLN	27,535	11,149,394
United Mexican States
8.00%, 12/19/13(a)	MXN	228,925	20,924,647

Total NON-US DOLLAR (cost $86,868,087)			88,455,720

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 14

	Principal Amount (000)	U.S. $ Value
BANK LOANS—5.4%

NON-INVESTMENT GRADE—5.4%
Financial Institutions—0.4%
Brokerage—0.0%
Ameritrade Term Loan
6.35%, 12/31/12(a)	$250	$239,047

		239,047

Finance—0.2%
Blue Pearl USA, Ltd.
10.11%, 9/30/12	371	369,503
First Data Corp.
7.85%-7.63%, 9/24/14-9/30/17	1,098	1,040,904
LPL Holdings, Inc.
6.83%-7.20%, 6/28/13	487	466,295

		1,876,702

Financial-Other—0.0%
Chrysler Financial
9.00%, 8/03/12	499	478,386

		478,386

Real Estate Investment Trust—0.2%
Crescent Resources, LLC
8.03%, 11/01/12	1,850	1,641,875

		1,641,875

		4,236,010

Industrial—4.7%
Basic—0.6%
Blitz 06-103 GMBH
7.61%, 12/04/13(a)	990	951,222
Georgia Pacific Corp.
6.58%-6.90%, 12/20/12	648	617,102
Hexion Specialty
7.13%-7.50%, 5/05/13	2,467	2,383,834
John Maneely Co.
8.13%-8.50%, 12/08/13	817	727,001
Newpage Corp.
8.69%, 12/31/14	375	372,030
Tegrant Corp.
10.35%, 3/08/15	300	252,000
Univar Corp.
7.88%, 11/30/14(a)	1,250	1,226,306

15 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Xerium Technology, Inc.
7.58%, 5/18/12	$496	$452,520

		6,982,015

Capital Goods—0.4%
Clarke American Corp.
7.33% - 7.70%, 6/30/14	399	358,001
Dresser, Inc.
7.35% - 7.45%, 5/04/13	491	472,152
Fenwal, Inc.
7.33%, 2/28/14	1,341	1,248,393
GPS CCMP Merger Corp.
7.86%, 11/10/13	240	212,801
Ravago Holdings America, Inc.
8.00%, 1/30/14	496	466,475
Sequa Corp.
8.08% - 9.75%, 12/31/14	350	342,562
United Subcontractor, Inc.
9.00%, 12/27/12	1,149	953,595

		4,053,979

Communications - Media—0.6%
Cablevision Systems Corp.
7.11%, 2/24/13	737	695,595
Cebridge Connections
10.91%, 5/04/15	879	816,747
Cenage Learning Acquisitions, Inc.
8.11%, 7/05/14(a)	399	376,756
Charter Communications Operations
6.99%, 2/14/14	2,000	1,865,580
Idearc, Inc.
6.83%, 11/17/14	1,386	1,317,227
Nielsen Finance LLC
7.15% - 7.49%, 8/09/13	500	473,125
Univision Communications, Inc.
7.10% - 7.21%, 8/15/14	1,000	910,000

		6,455,030

Communications - Telecommunications—0.5%
Alltel Communications, Inc.
7.78%, 5/16/15	748	720,587
Cellnet Group, Inc.
6.86%, 7/24/11	350	336,122
9.11%, 7/24/11(a)	500	476,875
Cequel Communications Term Loan B
6.89% - 8.25%, 3/30/14	250	233,375

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 16

	Principal Amount (000)	U.S. $ Value
Crown Castle Operating Co.
6.64%, 2/15/14	$496	$472,430
Level 3 Communications, Inc.
7.49%, 12/01/11	1,500	1,441,875
Proquest CSA, LLC
7.33% - 7.87%, 2/07/14	956	917,600
Telesat Canada
7.84% - 8.09%, 10/23/14(a)	750	730,940

		5,329,804

Consumer Cyclical - Automotive—0.4%
Allison Transmission, Inc.
7.99% - 8.00%, 8/27/14	500	465,445
Ford Motor Co.
8.00%, 11/29/13	1,485	1,372,051
General Motors Corp.
7.62%, 12/16/13	744	694,226
Lear Corp.
7.33% - 7.39%, 4/25/12	496	479,738
Oshkosh Truck Corp.
6.90%, 12/06/13(a)	494	472,766
Visteon Corp.
8.38%, 5/31/13	1,000	925,500

		4,409,726

Consumer Cyclical - Other—0.2%
Hanesbrands,, Inc.
7.11%, 9/05/13	200	194,376
Las Vegas Sands LLC
6.93%, 5/23/14	200	187,626
Seminole Tribe of Florida
6.44% - 6.75%, 2/20/14	491	482,044
Six Flags Theme Parks, Inc.
7.03% - 7.25%, 4/30/15	997	911,645
Venetian Casino Resort LLC
7.61%, 6/15/11	250	238,398
Wimar Opco LLC
10.50%, 1/03/12	250	248,802

		2,262,891

Consumer Cyclical - Retailers—0.1%
Neiman Marcus Group, Inc.
6.90% - 7.00%, 4/06/13	500	480,050
Rite Aid Corp.
6.62% - 7.00%, 6/04/14	250	233,437

17 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Supervalu, Inc.
6.40%, 6/02/12	$249	$243,538

		957,025

Consumer Non-Cyclical—0.5%
Aramark Corp.
7.36%, 1/26/14	500	475,056
Best Brands Corp.
9.14% - 10.23%, 12/18/12	1,134	1,029,533
Community Health Systems, Inc.
Delayed Draw
7.61%, 7/01/14	35	33,472
Term Loan B
7.07% - 7.33%, 7/01/14	696	669,259
HCA, Inc.
7.08%, 11/07/13	1,485	1,426,758
Health Management Associates
6.60%, 2/28/14	399	372,147
Manor Care, Inc.
9.00%, 11/30/14	500	476,875
Mylan Laboratories, Inc.
8.13% - 8.31%, 10/02/14	450	445,050
Spectrum Brands, Inc.
8.91%, 3/30/13	250	241,250
Talecris Biotherapeutics Holdings Corp.
8.38% - 9.75%, 12/06/13(a)	744	737,862

		5,907,262

Energy—0.3%
Ashmore Energy International
7.83% - 8.20%, 3/30/12-3/30/14(a)	500	476,250
CDX Gas LLC
11.39%, 3/31/13(a)	1,000	940,000
Dalbo, Inc.
8.38% - 9.50%, 10/31/14	500	492,500
Endeavor
11.91%, 11/01/11	500	505,000
Ls Power Acquisition Co.
6.85%, 4/30/14	591	580,810

		2,994,560

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 18

	Principal Amount (000)	U.S. $ Value
Industrial Other—0.1%
Education Management LLC
6.63%, 5/26/13	$730	$693,411

		693,411

Services—0.5%
Baker Corp.
7.09%-7.19%, 4/25/14	498	480,088
N.E.W. Holdings LLC
7.39%-7.74%, 5/18/14	491	454,154
On Assignment, Inc.
7.08, 1/29/13	703	678,391
PGT Industries, Inc.
7.93%-8.52%, 2/14/12(a)	339	295,077
Sitel LLC Clientlogic Corp.
7.85%, 1/30/14	730	651,610
Tandus Corp.
7.40%-7.74%, 5/30/14	499	453,863
TDS Investor Corp.
8.86, 8/22/13	400	378,823
West Corp.
7.22%-7.47%, 10/18/13	2,228	2,117,568

		5,509,574

Technology—0.5%
Dealer Computer Services, Inc.
10.34%, 10/26/12	500	492,500
6.84%, 10/24/13	1,395	1,341,216
Freescale Semiconductor, Inc.
6.98%, 12/02/13	499	460,662
IPC Systems, Inc.
7.09%, 5/11/14	746	639,290
10.09%, 6/01/15	750	585,000
Marvell Technology Group, Ltd.
7.33%, 11/06/09	493	478,634
Sorenson Communications, Inc.
7.38%-11.83%, 8/16/13-2/16/14	1,765	1,741,286
Sungard Data System, Inc.
6.90%, 2/11/13	500	482,015

		6,220,603

19 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Transportation - Airlines—0.0%
Delta Air Lines
8.08%, 4/30/14	$398	$378,267

		378,267

		52,154,147

Utilities—0.3%

ELECTRIC—0.1%
Calpine Corp.
7.08%, 3/12/09(a)	521	506,661
TXU Corp.
8.57%, 10/10/14-10/31/14	900	882,625

		1,389,286

UTILITY - NATURAL GAS—0.1%
Infrastrux Group, Inc.
9.32%, 11/03/12	811	754,085
Kinder Morgan
6.35%, 5/30/14	300	298,077

		1,052,162

UTILITY-OTHER—0.1%
GBGH LLC
6.50% - 11.75%, 8/07/13	693	693,000

		693,000

		3,134,448

Total Bank Loans (cost $62,722,870)		59,524,605

EMERGING MARKETS - NON-INVESTMENT GRADE—3.0%

GOVERNMENT-RELATED - SOVEREIGNS—3.0%
Republic of Brazil
8.25%, 1/20/34(a)	11,645	14,690,167
Republic of Panama
8.875%, 9/30/27(a)	1,710	2,218,725
9.375%, 4/01/29(a)	1,735	2,368,275
Republic of Peru
7.35%, 7/21/25(a)	3,157	3,583,195

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 20

	Principal Amount (000)	U.S. $ Value
8.75%, 11/21/33(a)	$3,025	$4,008,125
Republic of Philippines
8.25%, 1/15/14(a)	4,170	4,697,505
8.875%, 3/17/15(a)	706	830,609

Total Emerging Markets - Non-Investment Grade (cost $30,481,457)		32,396,601

ASSET-BACKED SECURITIES—2.8%
AUTOS - FIXED RATE—0.0%
Capital One Prime Auto Receivables Trust
Series 2005-1 Class A3
4.32%, 8/15/09(a)	11	10,778

		10,778

CREDIT CARDS - FIXED RATE—0.0%
MBNA Credit Card Master Note Trust
Series 2003-A6 Class A6
2.75%, 10/15/10(a)	235	233,309

		233,309

HOME EQUITY LOANS - FIXED RATE—0.2%
Bayview Financial Acquisition Trust
Series 2005-D Class AF2
5.402%, 12/28/35(a)	100	98,695
Citifinancial Mortgage Securities, Inc.
Series 2003-1 Class AFPT
3.36%, 1/25/33(a)	594	481,558
Countrywide Asset-Backed Certificates
Series 2007-S1 Class A3
5.81%, 11/25/36(a)	150	124,370
Credit-Based Asset Servicing & Securities Trust
Series 2003-CB1 Class AF
3.45%, 1/25/33(a)	55	54,028
Home Equity Mortgage Trust
Series 2005-4 Class A3
4.742%, 1/25/36(a)	675	539,994
Series 2006-1 Class A2
5.367%, 5/25/36(a)	840	420,525
Residential Funding Mortgage Securities II
Series 2005-HI2 Class A3
4.46%, 5/25/35(a)	575	571,195

		2,290,365

21 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $Value

HOME EQUITY LOANS - FLOATING RATE—2.4%
Asset Backed Funding Certificates
Series 2003-WF1 Class A2
5.615%, 12/25/32(a)(b)	$663	$611,582
Bear Stearns Asset Backed Securities, Inc.
Series 2005-SD1 Class 1A1
5.015%, 4/25/22(a)(b)	75	67,849
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4 Class M1
5.135%, 5/25/37(a)(b)	65	45,448
Credit-Based Asset Servicing & Securities Trust
Series 2005-CB7 Class AF2
5.147%, 11/25/35(a)(b)	770	762,746
GE-WMC Mortgage Securities LLC
Series 2005-2 Class A2B
5.035%, 12/25/35(a)(b)	1,478	1,453,004
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3 Class A1
5.209%, 1/20/35(a)(b)	979	900,512
Series 2006-1 Class M1
5.229%, 1/20/36(a)(b)	16	12,771
Series 2007-2 Class M1
5.259%, 7/20/36(a)(b)	40	25,600
Series 2007-1 Class M1
5.329%, 3/20/36(a)(b)	25	17,500
Home Equity Asset Trust
Series 2007-3 Class M1
5.215%, 8/25/37(a)(b)	4,590	3,163,290
Series 2007-2 Class M1
5.295%, 7/25/37(a)(b)	4,565	2,198,504
HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A2
4.995%, 5/25/37(a)(b)	7,980	7,069,785
Series 2006-0PT2 Class M2
5.255%, 1/25/36(a)(b)	1,515	1,034,461
Indymac Residential Asset Backed Trust
Series 2006-D Class 2A2
4.975%, 11/25/36(a)(b)	155	146,063
IXIS Real Estate Capital Trust
Series 2006-HE3 Class A2
4.965%, 1/25/37(a)(b)	220	210,145

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 22

	Principal Amount (000)	U.S. $ Value
Master Asset Backed Securities Trust
Series 2006-NC2 Class A3
4.975%, 8/25/36(a)(b)	$160	$147,875
Newcastle Mortgage Securities Trust
Series 2007-1 Class 2A1
4.995%, 4/25/37(a)(b)	4,301	4,109,916
Option One Mortgage Loan Trust
Series 2006-3 Class M1
5.095%, 2/25/37(a)(b)	1,200	540,000
RAAC Series
Series 2006-SP3 Class A1
4.945%, 8/25/36(a)(b)	912	884,807
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
5.035%, 3/25/35(a)(b)	545	515,339
Series 2005-RZ1 Class A2
5.065%, 4/25/35(a)(b)	1,193	1,160,903
Saxon Asset Securities Trust
Series 2005-4 Class A2B
5.045%, 11/25/37(a)(b)	467	464,709
Soundview Home Equity Loan Trust
Series 2007-OPT2 Class 2A2
4.995%, 7/25/37(a)(b)	25	23,980
Specialty Underwriting & Residential Finance
Series 2006-BC1 Class A2A
4.945%, 12/25/36(a)(b)	307	304,481
Wells Fargo Home Equity Trust
Series 2004-1 Class1A
5.165%, 4/25/34(a)(b)	54	51,989

		25,923,259

OTHER - FIXED RATE—0.1%
DB Master Finance, LLC
Series 2006-1 Class A2
5.779%, 6/20/31(a)(c)	700	689,243

		689,243

OTHER - FLOATING RATE—0.1%
Halcyon Securitized Products Investors CDO, Ltd.
Series 2007-1A Class A2
5.879%, 5/13/46(a)(b)(c)	590	70,800
Neapolitan Segregated Portfolio
Series 2007-1A Class I
5.845%, 3/30/46(a)(b)(c)	1,150	230,000

23 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Petra Cre Cdo
Series 2007-1A Class C
5.965%, 2/25/47(a)(b)(c)	$1,410	$1,231,326

		1,532,126

Total Asset-Backed Securities (cost $39,431,604)		30,784,685

CORPORATES - NON-INVESTMENT GRADE—1.4%

CORPORATES—1.4%
Financial Institutions—0.2%
Insurance—0.1%
Liberty Mutual Group
7.80%, 3/15/37(a)(c)	1,220	1,077,748

		1,077,748

Real Estate Investment Trust—0.1%
American Real Estate
7.125%, 2/15/13(a)(c)	260	244,400
AMR Real Estate Ptr/Fin
7.125%, 2/15/13(a)	290	272,600

		517,000

		1,594,748

Industrial—0.9%
Basic—0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16(a)(c)	730	649,700
Packaging Corp. of America
5.75%, 8/01/13(a)	830	848,247

		1,497,947

Communications - Media—0.3%
Cablevision Systems Corp. Series B
8.00%, 4/15/12(a)	735	712,950
Clear Channel Communications, Inc.
5.50%, 9/15/14(a)	1,590	1,211,954
DirecTV Holdings LLC
6.375%, 6/15/15(a)	710	681,600
EchoStar DBS Corp.
6.625%, 10/01/14(a)	298	296,510

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 24

	Principal Amount (000)	U.S. $ Value
7.125%, 2/01/16(a)	$777	$792,540

		3,695,554

Communications - Telecommunications—0.1%
Qwest Communications International, Inc.
7.50%, 2/15/14(a)	670	668,325

		668,325

Consumer Cyclical - Automotive—0.2%
Ford Motor Credit Co.
6.625%, 6/16/08(a)	1,040	1,024,847
General Motors Corp.
8.25%, 7/15/23(a)	1,085	862,575

		1,887,422

Consumer Cyclical - Other—0.1%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15(a)	515	375,950
5.75%, 10/01/17(a)	201	136,177
6.50%, 6/01/16(a)	609	453,705
MGM MIRAGE
8.375%, 2/01/11(a)	660	674,850

		1,640,682

Consumer Non-Cyclical—0.0%
Tyson Foods, Inc.
8.25%, 10/01/11(a)	280	304,216

		304,216

Transportation-Services—0.1%
Hertz Corp. Class A
8.875%, 1/01/14(a)	615	623,456

		623,456

		10,317,602

Utilities—0.3%
Electric—0.3%
Dynegy Holdings, Inc.
8.375%, 5/01/16(a)	1,140	1,114,350
Edison Mission Energy
7.00%, 5/15/17(a)	845	830,213
NRG Energy, Inc.
7.25%, 2/01/14(a)	1,065	1,038,375

25 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value
7.375%, 2/01/16(a)	$620	$604,500

		3,587,438

		3,587,438

Total Corporates—Non-Investment Grade (cost $16,182,713)		15,499,788

GOVERNMENT-RELATED - NON-US ISSUERS—1.4%

GOVERNMENT-RELATED - SOVEREIGNS—1.4%
Russian Federation
7.50%, 3/31/30(a)(c) (cost $14,806,824)	13,573	15,439,174

Total Government-Related—Non-US Issuers (cost $14,806,824)		15,439,174

MORTGAGE CMOS—1.2%
AGENCY ADJUSTABLE RATE—0.0%
Fannie Mae Grantor Trust
Series 2004-T5 Class AB4
5.135%, 5/28/35(a)(b)	323	267,602

NON-AGENCY ADJUSTABLE RATE—1.0%
Banc of America Funding Corp.
Series 2007-B Class A1
5.159%, 4/20/47(a)(b)	118	108,483
Countrywide Alternative Loan Trust
Series 2006-0A14 Class 3A1
5.638%, 11/25/46(a)(b)	2,914	2,742,709
Series 2005-62 Class 2A1
5.788%, 12/25/35(a)(b)	1,148	1,086,341
Series 2006-OA7 Class 1A1
6.77%, 6/25/46(a)(b)	4,667	4,530,223
JPMorgan Alternative Loan Trust
Series 2006-S1 Class 3A1
4.975%, 3/25/36(a)(b)	495	483,213
Series 2006-A3 Class 2A1
6.066%, 7/25/36(a)(b)	112	111,554
Lehman XS Trust
Series 2007-4N Class M1
5.315%, 3/25/47(a)(b)	145	105,605
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5 Class 1A1
5.295%, 10/19/34(a)(b)	1,089	1,020,257

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 26

Company	Shares or Principal Amount (000)	U.S. $ Value
WaMu Mortgage Pass Through Certificates
Series 2005-AR13 Class B1
5.465%, 10/25/45(a)(b)	$61	$56,402
Series 2007-0A1 Class A1A
5.488%, 2/25/47(a)(b)	97	90,699
Series 2005-AR13 Class B2
5.495%, 10/25/45(a)(b)	61	48,750

		10,384,236

NON-AGENCY FIXED RATE—0.2%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A1
5.084%, 6/26/35(a)(c)	2,275	2,259,051
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8 Class A1C1
5.25%, 8/25/36(a)	19	17,931
Residential Accredit Loans, Inc.
Series 2007-QS1 Class 1A1
6.00%, 1/25/37(a)	100	102,618
Series 2007-QS1 Class 2A10
6.00%, 1/25/37(a)	29	28,755

		2,408,355

Total Mortgage CMOS (cost $13,535,569)		12,954,588

PREFERRED STOCKS—0.2%
Federal National Home Loan Mortgage Corp.
8.375%	40	1,034,233
Federal National Mortgage Association
8.25%	59	1,523,756

Total Preferred Stocks (cost $2,468,125)		2,557,989

SHORT-TERM INVESTMENTS—0.7%
INVESTMENT COMPANIES—0.7%
AllianceBernstein Fixed Income Shares, Inc. - Prime STIF Portfolio(e)
4.60%, 12/31/49 (cost $7,097,864)	$7,098	7,097,864

Total Short-Term Investments (cost $7,097,864)		7,097,864

27 • SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO

Total Investments — 86.1% (cost $953,273,960(f))	$946,232,904
Other assets less liabilities — 13.9%	153,223,570

Net Assets — 100%	$1,099,456,474

INTEREST RATE SWAP CONTRACTS
			RATE TYPE
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation
Lehman Brothers	109,165	11/28/17	3 month LIBOR	†	4.723%	$1,130,184
Lehman Brothers	16,000	1/23/08	3 month LIBOR	†	4.778%	169,793
Lehman Brothers	9,000	12/04/11	3 month LIBOR	†	4.850%	253,914

†LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS
		Contract Amount (000)	U.S. $ Value on Origination Date		U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Swedish Krona	Settling 1/17/08	56,528	$8,644,910		$8,747,684	$102,774
Sale Contracts
Japanese Yen	Settling 1/08/08	6,261,711	57,164,735		56,100,395	1,064,340
Mexican Peso	Settling 1/28/08	234,678	21,375,164		21,460,584	(85,420)
Polish Zloty	Settling 3/06/08	27,562	11,021,267		11,191,599	(170,332)
Swedish Krona	Settling 1/17/08	56,528	8,826,877		8,747,685	79,192

FINANCIAL FUTURES CONTRACTS PURCHASED
Type	Number of Contracts	Expiration Month	Original Value		Value at December 31, 2007	Unrealized Appreciation
U.S. Treasury Notes
10 Yr Futures	363	March 2008	$40,941,220		$41,160,797	$219,577

Currency Abbreviations:

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

(a)	Positions, or portion thereof, with an aggregate market value of $883,543,941 have been segregated to collateralize open forward currency exchange contracts.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $38,695,770 or 3.5% of net assets.
(d)	Represents entire or partial position segregated as collateral for open future contracts.
(e)	Investment in affiliated money market mutual fund.
(f)	At December 31, 2007, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,637,035 and gross unrealized depreciation of investments was $18,678,091, resulting in net unrealized depreciation of $7,041,056 (excluding foreign currency transactions and futures contracts and swaps).

The Portfolio currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2007, the Portfolio’s total exposure to subprime investments was 2.59%. These investments are valued in accordance with the Fund’s Valuation Policies.

SANFORD C. BERNSTEIN FUND, INC. II - INTERMEDIATE DURATION

INSTITUTIONAL PORTFOLIO • 28

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 22, 2008

4